Benefit Plan	12 Months Ended
Dec. 31, 2012
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Benefit Plan
 Benefit Plan
The Company currently has a 401(k) plan in which substantially all U.S. employees are eligible to participate. The Company match was eliminated effective August 1, 2009, but was reinstated effective May 1, 2011 to match participant contributions equal to 3% of a participant’s eligible compensation. The Company incurred expense related to matching contributions of $3.2 million and $1.6 million for the years ended December 31, 2012 and 2011, respectively. The Company made no matching contributions in the year ended December 31, 2010.